Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Shedule of estimated useful life of property and equipment
Equipment	5 years
Furniture and fixtures	3 to 5 years